Shareholders' Equity - Summary Of Ordinary Shares Reserved For Future Issuance (Details)	Dec. 31, 2019 shares
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	67,902,071
2019 Share Incentive Plan
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	63,429,506
Employee Share Purchase Plan
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	3,972,565
Conversion of Ordinary Share Warrant
Shareholders Equity [Line Items]
Ordinary shares reserved for future issuance	500,000